Movement of Deferred Tax Assets Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
At beginning of the year	$ 5,960	$ 5,316	$ 1,344
Current year addition	4,165	644	3,972
At end of the year	$ 10,125	$ 5,960	$ 5,316